UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:          P.O. Box 1655
                  Lafayette, CA 94549


Form 13F File Number: 028-11832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 408-5276

Signature, Place, and Date of Signing:

 /s/Peter Fang             Lafayette, California            08/08/2007
 ----------------          ---------------------            ----------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                         0
                                                --------------------------------

Form 13F Information Table Entry Total:                                   13
                                                --------------------------------

Form 13F Information Table Value Total:                              $176,042
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

         NONE

                                          Peter Hwang Fang
                                              FORM 13F
                                               Public
                                             06/30/2007

                               TITLE                       VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP      (X$1,000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED   NONE
---------------------       ----------     -----------   ----------   --------   ---- ----- -------- --------  ----- ------  -------
Anadarko Pete Corp            COM           032511 10 7    4,159        80,000    SH         SOLE                             80,000
Apple Inc.                    COM           037833 10 0   60,352       494,526    SH         SOLE                            494,526
Berkshire Hathaway Inc - Del  CL A          084670 10 8   16,421        15,000    SH         SOLE                             15,000
Berkshire Hathaway Inc  Del   CL B          084670 20 7   26,569         7,370    SH         SOLE                              7,370
Cavalier Homes, Inc           COM           149507 10 5      974       199,232    SH         SOLE                            199,232
Costco Whsl Corp New          COM           22160K 10 5    1,756        30,000    SH         SOLE                             30,000
Daily Journal Corp            COM           233912 10 4      321         8,100    SH         SOLE                              8,100
Legg Mason Inc                COM           524901 10 5    5,903        60,000    SH         SOLE                             60,000
McGrath Rentcorp              COM           580589 10 9   11,792       350,000    SH         SOLE                            350,000
Mercury Genl Corp New         COM           589400 10 0    6,916       125,500    SH         SOLE                            125,500
Moodys Corp                   COM           615369 10 5   11,072       178,000    SH         SOLE                            178,000
Mueller Wtr Prods Inc         COM SER B     624758 20 7    4,010       267,300    SH         SOLE                            267,300
Wesco Finl Corp               COM           950817 10 6   25,797        67,006    SH         SOLE                             67,006

                 REPORT SUMMARY             13 Records   176,042     1,882,034
